Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	€ 134,718	€ 41,544
Intangible assets	24,648	8,333
Right-of-use assets	47,817	30,353
Deferred tax assets	523	570
Other financial assets	62,487	19,582
Total non-current assets	270,193	100,382
Current assets
Inventories	26,017	9,231
Prepayments and other assets	9,079	11,432
Trade and other receivables	47,235	42,077
Contract assets	1,512	1,226
Other financial assets	601	30,400
Cash and cash equivalents	83,022	24,652
Total current assets	167,466	119,018
Total assets	437,659	219,400
Equity
Share capital	32,061	1
Share premium	365,900	61,888
Reserves	(6,860)	4,195
Accumulated deficit	(364,088)	(142,736)
Equity attributable to equity holders of the Company	27,013	(76,652)
Non-controlling interests	745	0
Total equity	27,758	(76,652)
Non-current liabilities
Borrowings	269,033	213,128
Lease liabilities	44,044	26,097
Provisions and other liabilities	520	133
Contract liabilities	2,442	0
Deferred tax liabilities	2,184	0
Total non-current liabilities	318,223	239,358
Current liabilities
Trade and other payables	56,390	29,333
Contract liabilities	7,917	21,192
Current tax liabilities	1,572	401
Lease liabilities	7,280	5,520
Provisions and other liabilities	17,223	248
Warrant liabilities	1,296	0
Total current liabilities	91,678	56,694
Total liabilities	409,901	296,052
Total equity and liabilities	€ 437,659	€ 219,400